Average Annual Total Returns - Transamerica ClearTrack 2020	R6 1 Year	R6 5 Years	R6 Since Inception	R6 Inception Date	R6 Return After Taxes on Distributions 1 Year	R6 Return After Taxes on Distributions 5 Years	R6 Return After Taxes on Distributions Since Inception	R6 Return After Taxes on Distributions and Sale of Fund Shares 1 Year	R6 Return After Taxes on Distributions and Sale of Fund Shares 5 Years	R6 Return After Taxes on Distributions and Sale of Fund Shares Since Inception	R1 1 Year	R1 5 Years	R1 Since Inception	R1 Inception Date	R3 1 Year	R3 5 Years	R3 Since Inception	R3 Inception Date	Dow Jones Target 2020 Index (reflects no deduction for fees, expenses or taxes) 1 Year	Dow Jones Target 2020 Index (reflects no deduction for fees, expenses or taxes) 5 Years	Dow Jones Target 2020 Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	(5.28%)	4.29%	3.04%	Mar. 02, 2015	(5.45%)	3.28%	2.14%	(3.01%)	3.14%	2.18%	(6.04%)	3.62%	2.37%	Mar. 02, 2015	(5.78%)		2.03%	Mar. 01, 2019	8.63%	6.57%	5.12%